Condensed Statements Of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (47,384,000)		$ (37,895,000)		$ (135,896,000)	$ (72,260,000)	$ (161,470,000)
Adjustments to reconcile net income to net cash used in operating activities:
Remeasurement of convertible preferred stock warrant liability	(1,886,000)		932,000		1,234,000	964,000	430,000
Stock-based compensation	4,460,000		3,460,000		14,610,000	7,762,000	11,960,000
Depreciation and amortization	1,410,000		1,128,000		4,992,000	4,115,000	2,361,000
Non-cash interest expense	195,000		97,000		704,000	917,000	848,000
Gain on purchase of a business					0	0	(2,670,000)
Inventory reserve	856,000		383,000		4,725,000	1,820,000	349,000
Loss on extinguishment of debt					1,027,000	0	0
Other non-cash expenses	8,000		0		1,274,000	401,000	215,000
Changes in operating assets and liabilities:
Accrued costs and expenses	2,917,000		6,024,000		(817,000)	5,582,000	(1,829,000)
Inventory	3,038,000		(8,996,000)		(12,598,000)	(18,611,000)	(1,661,000)
Prepaids and other assets	(3,312,000)		(2,889,000)		(3,294,000)	(1,437,000)	(194,000)
Accounts payable	10,287,000		7,181,000		(2,489,000)	(16,250,000)	19,286,000
Deferred revenue	159,000		2,442,000		148,000	2,102,000	4,603,000
Operating lease right-of-use assets and liabilities	(22,000)		26,000		65,000	278,000	0
Other liabilities	(229,000)		155,000		(774,000)	961,000	2,967,000
Net cash used in operating activities	(29,503,000)		(27,952,000)		(127,089,000)	(83,656,000)	(124,805,000)
Cash Flows from Investing Activities:
Purchase of investments					0	0	(8,640,000)
Proceeds from maturities of investments					0	0	8,700,000
Purchase of property and equipment	(1,352,000)		(1,262,000)		(5,768,000)	(4,820,000)	(10,744,000)
Purchase of intangible assets					0	0	(873,000)
Acquisition of a business					0	0	(750,000)
Net cash used in investing activities	(1,352,000)		(1,262,000)		(5,768,000)	(4,820,000)	(12,307,000)
Cash flows from financing activities:
Proceeds From Contingently Redeemable Convertible Common Stock	27,500,000		0
Payment of offering costs	(489,000)		(151,000)		(1,396,000)	0	0
Proceeds from issuance of convertible preferred stock, net of issuance costs					0	214,790,000	96,529,000
Proceeds from issuance of debt					60,000,000	43,513,000	17,172,000
Repayment of debt	(275,000)		(682,000)		(21,932,000)	(33,118,000)	(6,029,000)
Payment of debt extinguishment					(2,499,000)	0	0
Payment of debt issuance costs					(375,000)	(279,000)	(365,000)
Proceeds from exercise of stock options and warrants	171,000		290,000		1,209,000	3,264,000	140,000
Repurchase of common stock	0		(297,000)		(297,000)	0	0
Net cash provided by financing activities	26,907,000		(840,000)		34,710,000	228,170,000	107,447,000
Net increase (decrease) in cash and cash equivalents	(3,948,000)		(30,054,000)		(98,147,000)	139,694,000	(29,665,000)
Cash and cash equivalents at beginning of year	78,376,000		176,523,000		176,523,000	36,829,000	66,494,000
Cash and cash equivalents at end of year	74,428,000	$ 146,469,000	146,469,000	$ 78,376,000	78,376,000	176,523,000	36,829,000
Supplemental Cash Flow Information [Abstract]
Cash paid for income taxes	21,000		0		52,000	4,000	1,000
Cash paid for interest	1,461,000		673,000		4,472,000	3,887,000	1,153,000
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Purchases of property and equipment included in accounts payable and accrued liabilities	286,000		50,000		112,000	86,000	408,000
Issuance of common stock for business and asset acquisitions						67,000	530,000
Deferred offering and convertible preferred stock issuance costs included in accounts payable and accrued liabilities					1,928,000	284,000
Debt issuance costs recorded with an offset to convertible preferred stock warrant liability						323,000	374,000
Initial measurement of common stock warrants recorded as debt issuance costs					1,622,000
Deferred offering, convertible preferred stock and contingently redeemable convertible common stock issuance costs included in accounts payable and accrued liabilities	2,582,000		334,000
Vesting of early exercised stock options	125,000		1,024,000		1,577,000	$ 68,000	$ 49,000
Virgin Group Acquisition Corp. II [Member]
Cash flows from operating activities:
Net (loss) income	(23,552,197)	(732,339)		2,698,369
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(35,883)	(1,444)		(30,526)
Offering costs allocated to derivative warrant liabilities	0	497,634		570,496
Change in fair value of derivative warrant liabilities	(7,654,280)	208,793		(6,811,133)
Initial measurement of backstop derivative liability	30,234,314
Changes in operating assets and liabilities:
Prepaid assets	155,123	(1,244,423)		(770,439)
Accrued costs and expenses	395,513	1,266,779		2,419,324
Due to related party	30,000	0		1,667
Net cash used in operating activities	(427,410,000,000)	(5,000,000,000)		(1,922,242,000,000)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(402,500,000)	(350,000,000)		(402,500,000)
Net cash used in investing activities		(350,000,000)		(402,500,000)
Cash flows from financing activities:
Proceeds from purchase of Class B shares by initial shareholder	0	25,000		25,000
Proceeds from initial public offering, net of underwriters' discount	0	343,000,000		394,450,000
Proceeds from private placement	0	9,000,000		10,050,000
Proceeds from notes payable—related party				1,000,000
Payment of offering costs	0	(595,525)		(595,525)
Net cash provided by financing activities		351,429,475		404,929,475
Net increase (decrease) in cash and cash equivalents	(427,410)	1,424,475		507,233
Cash and cash equivalents at beginning of year	507,233	0		0
Cash and cash equivalents at end of year	79,823	1,424,475	$ 1,424,475	507,233	$ 507,233
Supplemental disclosure of cash flow information:
Deferred underwriting commissions charged to temporary equity	$ 0	$ 12,250,000		$ 14,087,500